DEVELOPMENT STAGE AND GOING CONCERN (Details Textual) (USD $)	12 Months Ended						72 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013
Development Stage Enterprises [Line Items]
Cash and cash equivalents	$ 1,032,634	$ 157,174					$ 1,032,634
Net loss	(15,131,681)	(5,135,618)	(4,440,103)	(1,207,561)	(306,190)	(406,706)	(26,627,858)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total	(3,473,237)	(1,154,126)					(8,206,256)
Deficit accumulated during the development stage	(27,032,131)	(11,862,048)					(27,032,131)
Bonus, Total	443,874
Chief Executive Officer [Member]
Development Stage Enterprises [Line Items]
Bonus, Total	230,222
Chief Scientific Officer [Member]
Development Stage Enterprises [Line Items]
Bonus, Total	$ 213,763
Minimum [Member]
Development Stage Enterprises [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years 10 months 24 days
Maximum [Member]
Development Stage Enterprises [Line Items]
Finite-Lived Intangible Asset, Useful Life	18 years 6 months